Premises and Equipments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Rental Expenses	$ 299	$ 298	$ 187
Depreciation	$ 625	$ 567	$ 530